Property and Equipment (Detail) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 9,199	$ 9,134	$ 9,078
Less: accumulated depreciation	(1,770)	(1,688)	(1,494)
Total property and equipment, net	7,429	7,446	7,584
Land and land improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	3,584	3,584	3,584
Buildings and leasehold improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	4,164	4,149	4,128
Furniture, fixtures, and equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,354	1,346	1,307
Construction in progress
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 97	$ 55	$ 59